Other Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Asset [Abstract]
Summary of Other Assets

In thousands of soles	2025	2024	2023
Tax credit from sales tax (VAT) (a)	89,902	140,615	87,187
Costs of anticipated equity transactions	—	—	29,957
Prepaid expenses (b)	12,759	11,500	8,810
Payments in advance of income tax (c)	114,006	64,891	66,572
Accounts receivables from credit cards	9,045	9,713	9,755
Claims to third parties (d)	2,423	2,712	1,715
Account receivable from former shareholders (e)	782	758	1,149
Guarantees furnished (f)	1,356	1,233	1,047
Taxes receivable	17,649	10,553	7,579
Loans to personnel	1,347	1,128	1,849
Prepayments	10,144	8,094	8,399
Others (g)	26,008	26,519	20,282

	285,421	277,716	244,301

Current	258,511	253,283	222,728

Non-current	26,910	24,433	21,573

(a)	As of December 31, 2025, 2024 and 2023, it includes the tax credit (net) of value added tax (VAT).
(b)	It corresponds to insurance paid in advance, annual licenses of software and the incremental cost of obtaining a contract with a supplier for selling oncological healthcare plans.
(c)	It corresponds to payments in advance of income tax, which will be offset with future income tax in the next fiscal year.
(d)
It includes a receivable for salaries of employees on leave that is to be refunded by the government for S/ 677 thousand for December 31, 2025 (S/ 793 thousand and S/ 1,199 thousand for December 31, 2024 and 2023, respectively).

(e)
As of December 31, 2025, 2024 and 2023, it corresponds to account receivables from former shareholders for tax and labor liabilities contingencies that were determined in the acquisition of Patología Oncológica for S/ 209 thousand.

As of December 31, 2025, 2024 and 2023, it includes the account receivables from former shareholders for medical liabilities contingencies that were determined in the acquisition of PMLA. In 2025, the amount of account receivables from former shareholders is S/ 573 thousand. (S/ 549 thousand and S/ 940 thousand for December 31, 2024 and 2023, respectively).

(f)	It corresponds to funds under restriction in financial institutions mainly for the compliance with debts and guarantees for real estate rentals.
(g)
It includes accounts receivable from Consorcio Trecca for S/ 17,131 thousand for December 31, 2025 (S/ 16,033 thousand and S/ 12,395 thousand for December 31, 2024 and 2023, respectively) which corresponds to preoperative activities defined in the concession arrangement, that represents a contractual right to receive cash and the accounts receivable is accumulated when the preoperative activities are incurred.